Capital Management (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 28, 2020	May 31, 2019	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Proceeds from private placement and equity offering	$ 37,700,000	$ 4,000,000	$ 37,700,000	$ 37,700,000	$ 4,000,000
Cash and restricted cash balance				15,207,948	451,605	$ 198,920	$ 1,007,329
Working capital				30,808,375
Accumulated deficit				(31,625,388)	(23,852,634)
Shareholder's equity				$ 36,152,448	$ (1,174,956)	$ (85,636)	$ 2,167,745